Interest income and expense - Summary of Consolidated Interest Income and Expense for Both Product and Accounting Categories (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Analysis Of Income And Expense [line items]
Interest income	[1]	$ 45,019	$ 22,179
Interest expense		32,194	9,538
Amortised cost [member]
Analysis Of Income And Expense [line items]
Interest income		39,705	19,140
Interest expense		30,712	8,778
Debt securities measured at fair value through other comprehensive income [member]
Analysis Of Income And Expense [line items]
Interest income		2,808	855
Other [member]
Analysis Of Income And Expense [line items]
Interest income		2,506	2,184
Interest expense		$ 1,482	$ 760

[1]	Interest income included $42.5 billion for the year ended October 31, 2023 (2022: $20.0 billion) calculated based on the effective interest rate method.